Debt (Junior subordinated notes) (Details) $ in Thousands	1 Months Ended
	Oct. 31, 2019 USD ($)	Jun. 30, 2015 USD ($) deferralPeriod	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Debt			$ 50,204,678	$ 28,742,081
Debt, floating reference rate, duration	5 years	3 months
Debt, reset period, duration	5 years
Debt, redemption term	5 years
Redemption, accrued and interest payment, duration	6 months
Subordinated | 2045 Junior Subordinated Notes
Debt Instrument [Line Items]
Debt		$ 500,000
Debt, fixed interest rate		6.50%
Debt instrument term deferral period | deferralPeriod		5
Debt instrument term payment deferral period		5 years
Redemption price of debt instrument, percentage		100.00%
Subordinated | 2079 Junior Subordinated Notes
Debt Instrument [Line Items]
Debt	$ 750,000
Debt, fixed interest rate	5.875%
LIBOR | Subordinated | 2045 Junior Subordinated Notes
Debt Instrument [Line Items]
Spread over reference rate		4.30%
US Treasury (UST) Interest Rate | Subordinated | 2079 Junior Subordinated Notes
Debt Instrument [Line Items]
Spread over reference rate	4.535%
Redemption price of debt instrument, percentage	100.00%